Cover	Jul. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 23, 2024
Entity File Number	0-22182
Entity Registrant Name	MOSAIC IMMUNOENGINEERING, INC.
Entity Central Index Key	0000836564
Entity Tax Identification Number	84-1070278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9114 Adams Ave., #202
Entity Address, City or Town	Huntington Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94646
City Area Code	(657)
Local Phone Number	208-0890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false